Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FS Series Trust
Prospectus Date	rr_ProspectusDate	Apr. 27, 2017
Supplement [Text Block]	fsst_SupplementTextBlock
FS SERIES TRUST

Supplement dated March 23, 2018 to the

FS Multi-Strategy Alternatives Fund

Prospectus, dated April 27, 2017

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Multi-Strategy Alternatives Fund (the “Fund”), dated April 27, 2017 (as may be supplemented and amended, the “Prospectus”). Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

This supplement supplements and amends the section of the Prospectus entitled “Fund Summary—Fees and Expenses of the Fund—Annual Fund Operating Expenses” by replacing the section in its entirety with the following:

Annual Fund Operating Expenses(1)

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I

Management Fees	1.25%	1.25%

Distribution and/or Service (12b-1) Fees	0.25%	0.00%

Other Expenses(2)	3.84%	3.37%
Total Annual Fund Operating Expenses	5.34%	4.62%

Expense Reductions(3),(4)	4.57%	4.10%
Total Annual Fund Operating Expenses after Expense Reductions(3)	0.77%	0.52%

(1)	The expense information has been restated to reflect current fees.
(2)	Other Expenses are based on average net assets for the period from May 16, 2017 (commencement of operations) to December 31, 2017.
(3)	The Adviser (as defined below) has contractually agreed to waive its management fee until the earlier of (i) the date that is one year from the effective date of the Fund’s registration statement or (ii) the date on which the gross proceeds that have been received by the Fund from investors, in aggregate, exceed $150 million. The Adviser’s contractual management fee, without giving effect to this waiver, is equal to 1.25 percent of the Fund’s average daily net assets. The fee table assumes that the gross proceeds received by the Fund from investors will not exceed $150 million during its first year of operations.
(4)
The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of management fees, distribution or servicing fees, interest, taxes, brokerage fees and commissions, dividends and interest paid on short positions, acquired fund fees and expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) to not more than 0.25 percent of the average daily net assets for the Fund at least until the date that is one year from the effective date of the Fund’s prospectus. The Fund may terminate the Expense Limitation Agreement at any time. The Expense Limitation Agreement permits the Adviser to recoup waived or reimbursed amounts within the three-year period after the Adviser bears the expense, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment.

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Expense Reductions in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If shares are redeemed
	1 Year	3 Years
Class A	$648	$1,695

Class I	$52	$1,019

This supplement supplements and amends the section of the Prospectus entitled “Fund Summary—Fees and Expenses of the Fund—Portfolio Turnover” by replacing the last sentence of such section in its entirety with the following:

For the period from May 16, 2017 (commencement of operations) through December 31, 2017, the Fund’s portfolio turnover rate was 133%.

This supplement supplements and amends the section of the Prospectus entitled “Fund Summary—Performance Information” by replacing the section in its entirety with the following:

PERFORMANCE INFORMATION

Because the Fund has less than one full calendar year of performance, no performance information has been included.

FS Multi-Strategy Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst_SupplementTextBlock
FS SERIES TRUST

Supplement dated March 23, 2018 to the

FS Multi-Strategy Alternatives Fund

Prospectus, dated April 27, 2017

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Multi-Strategy Alternatives Fund (the “Fund”), dated April 27, 2017 (as may be supplemented and amended, the “Prospectus”). Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

This supplement supplements and amends the section of the Prospectus entitled “Fund Summary—Fees and Expenses of the Fund—Annual Fund Operating Expenses” by replacing the section in its entirety with the following:

Annual Fund Operating Expenses(1)

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I

Management Fees	1.25%	1.25%

Distribution and/or Service (12b-1) Fees	0.25%	0.00%

Other Expenses(2)	3.84%	3.37%
Total Annual Fund Operating Expenses	5.34%	4.62%

Expense Reductions(3),(4)	4.57%	4.10%
Total Annual Fund Operating Expenses after Expense Reductions(3)	0.77%	0.52%

(1)	The expense information has been restated to reflect current fees.
(2)	Other Expenses are based on average net assets for the period from May 16, 2017 (commencement of operations) to December 31, 2017.
(3)	The Adviser (as defined below) has contractually agreed to waive its management fee until the earlier of (i) the date that is one year from the effective date of the Fund’s registration statement or (ii) the date on which the gross proceeds that have been received by the Fund from investors, in aggregate, exceed $150 million. The Adviser’s contractual management fee, without giving effect to this waiver, is equal to 1.25 percent of the Fund’s average daily net assets. The fee table assumes that the gross proceeds received by the Fund from investors will not exceed $150 million during its first year of operations.
(4)
The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of management fees, distribution or servicing fees, interest, taxes, brokerage fees and commissions, dividends and interest paid on short positions, acquired fund fees and expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) to not more than 0.25 percent of the average daily net assets for the Fund at least until the date that is one year from the effective date of the Fund’s prospectus. The Fund may terminate the Expense Limitation Agreement at any time. The Expense Limitation Agreement permits the Adviser to recoup waived or reimbursed amounts within the three-year period after the Adviser bears the expense, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment.

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Expense Reductions in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If shares are redeemed
	1 Year	3 Years
Class A	$648	$1,695

Class I	$52	$1,019

This supplement supplements and amends the section of the Prospectus entitled “Fund Summary—Fees and Expenses of the Fund—Portfolio Turnover” by replacing the last sentence of such section in its entirety with the following:

For the period from May 16, 2017 (commencement of operations) through December 31, 2017, the Fund’s portfolio turnover rate was 133%.

This supplement supplements and amends the section of the Prospectus entitled “Fund Summary—Performance Information” by replacing the section in its entirety with the following:

PERFORMANCE INFORMATION

Because the Fund has less than one full calendar year of performance, no performance information has been included.